LEASES	6 Months Ended
Jun. 30, 2022
Leases
LEASES

9.	LEASES

The adoption of the new lease guidance did not have a material impact on the Company’s results of operations or liquidity but resulted in the recognition of operating lease liabilities and operating lease right-of-use assets on its balance sheets. Right-of-use (“ROU”) assets represent the right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments arising from the lease. ROU assets and liabilities are recognized at the lease commencement date based on the estimated present value of lease payments over the lease term.

The Company leases various training centers in the PRC. Rent expense for the six months ended June 30, 2022 was $186,875. The Company has two operating leases with lease terms of more than one year, which are classified as operating leases. The longest lease term expires in September 2025. There are no residual value guarantees and no restrictions or covenants imposed by the lease. The Company has $653,603 of right-of-use assets, $204,017 in current operating lease liabilities and $449,586 in non-current operating lease liabilities as of June 30, 2022.

Significant assumptions and judgments made as part of the adoption of this new lease standard include determining: (i) whether a contract contains a lease, (ii) whether a contract involves an identified asset, and (iii) which party to the contract directs the use of the asset. The discount rates used to calculate the present value of lease payments were determined based on hypothetical borrowing rates available to the Company over terms similar to the lease terms.

The Company’s future minimum payments under long-term non-cancelable operating leases are as follows:

	As of June 30, 2022	As of December 31, 2021
Within 1 year	230,687	249,384
After 1 year but within 5 years	471,843	311,561
Total lease payments	702,530	560,945
Less: imputed interest	(48,927)	(107,237)
Total lease obligations	653,603	453,708
Less: current obligations	(204,017)	(162,178)
Long-term lease obligations	449,586	291,530

Other information:

	For the six months ended
	June 30, 2022	June 30, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating lease	113,152	160,857
Right-of-use assets obtained in exchange for operating lease liabilities	651,279	608,147
Remaining lease term for operating leases (years)	2.75 to 3.25	0.75 to 4.25
Weighted average discounted rate for operating leases	4.75%	4.75%